FIDELITY ADVISOR
INTERNATIONAL
CAPITAL APPRECIATION
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 32  Notes to the financial
                          statements.


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV INTL CAP APP -      25.62%         7.20%        26.50%
CL A

FIDELITY ADV INTL CAP APP -      18.40%         1.04%        19.23%
CL A   (INCL. 5.75% SALES
CHARGE)

MSCI World ex US                 17.17%         7.48%        20.94%

International Funds Average      15.11%         3.24%        n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 597 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV INTL CAP APP -      7.20%        17.11%
CL A

FIDELITY ADV INTL CAP APP -      1.04%        12.54%
CL A   (INCL. 5.75% SALES
CHARGE)

MSCI World ex US                 7.48%        13.63%

International Funds Average      3.24%        n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL A       MS AC World ex USA
             00288                       MS025
  1997/11/03       9425.00                    10000.00
  1997/11/30       9179.95                     9717.68
  1997/12/31       9368.45                     9829.52
  1998/01/31       9641.78                    10123.55
  1998/02/28      10282.68                    10799.04
  1998/03/31      10867.03                    11172.17
  1998/04/30      11121.50                    11252.19
  1998/05/31      11093.23                    11048.13
  1998/06/30      10914.15                    11006.60
  1998/07/31      11140.35                    11111.22
  1998/08/31       8963.18                     9544.28
  1998/09/30       8802.95                     9342.67
  1998/10/31       9490.98                    10321.30
  1998/11/30       9990.50                    10875.96
  1998/12/31      10292.10                    11250.66
  1999/01/31      10508.88                    11238.61
  1999/02/28      10376.93                    10986.98
  1999/03/31      11310.00                    11517.44
  1999/04/30      11922.63                    12093.51
IMATRL PRASUN   SHR__CHT 19990430 19990525 144111 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class A on November 3, 1997, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $11,923 - a 19.23% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $12,094 - a 20.94% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's
financial markets, its local
political and economic climate,
and the fluctuating value of its
currency create these risks. For
these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV INTL CAP APP -      25.80%         7.22%        26.30%
CL T

FIDELITY ADV INTL CAP APP -      21.39%         3.46%        21.88%
CL T   (INCL. 3.50% SALES
CHARGE)

MSCI World ex US                 17.17%         7.48%        20.94%

International Funds Average      15.11%         3.24%        n/a%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 597 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV INTL CAP APP -      7.22%        16.99%
CL T

FIDELITY ADV INTL CAP APP -      3.46%        14.22%
CL T   (INCL. 3.50% SALES
CHARGE)

MSCI World ex US                 7.48%        13.63%

International Funds Average      3.24%        n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL T       MS AC World ex USA
             00292                       MS025
  1997/11/03       9650.00                    10000.00
  1997/11/30       9399.10                     9717.68
  1997/12/31       9592.10                     9829.52
  1998/01/31       9862.30                    10123.55
  1998/02/28      10518.50                    10799.04
  1998/03/31      11116.80                    11172.17
  1998/04/30      11367.70                    11252.19
  1998/05/31      11338.75                    11048.13
  1998/06/30      11145.75                    11006.60
  1998/07/31      11377.35                    11111.22
  1998/08/31       9148.20                     9544.28
  1998/09/30       8993.80                     9342.67
  1998/10/31       9688.60                    10321.30
  1998/11/30      10200.05                    10875.96
  1998/12/31      10508.85                    11250.66
  1999/01/31      10721.15                    11238.61
  1999/02/28      10586.05                    10986.98
  1999/03/31      11541.40                    11517.44
  1999/04/30      12187.95                    12093.51
IMATRL PRASUN   SHR__CHT 19990430 19990525 145217 R00000000000021
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class T on November 3, 1997, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 1999, the value of the investment would have grown to $12,188 - a 21.88% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $12,094 - a 20.94% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's
financial markets, its local
political and economic climate,
and the fluctuating value of its
currency create these risks. For
these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV INTL CAP APP -    25.13%         6.38%        25.00%
CL B

FIDELITY ADV INTL CAP APP -    20.13%         1.38%        21.00%
CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI World ex US               17.17%         7.48%        20.94%

International Funds Average    15.11%         3.24%        n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 597 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV INTL CAP APP -        6.38%        16.18%
CL B

FIDELITY ADV INTL CAP APP -        1.38%        13.67%
CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI World ex US                   7.48%        13.63%

International Funds Average        3.24%        n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL B       MS AC World ex USA
             00290                       MS025
  1997/11/03      10000.00                    10000.00
  1997/11/30       9730.00                     9717.68
  1997/12/31       9930.00                     9829.52
  1998/01/31      10200.00                    10123.55
  1998/02/28      10870.00                    10799.04
  1998/03/31      11490.00                    11172.17
  1998/04/30      11750.00                    11252.19
  1998/05/31      11710.00                    11048.13
  1998/06/30      11510.00                    11006.60
  1998/07/31      11740.00                    11111.22
  1998/08/31       9440.00                     9544.28
  1998/09/30       9270.00                     9342.67
  1998/10/31       9990.00                    10321.30
  1998/11/30      10510.00                    10875.96
  1998/12/31      10820.00                    11250.66
  1999/01/31      11040.00                    11238.61
  1999/02/28      10890.00                    10986.98
  1999/03/31      11870.00                    11517.44
  1999/04/30      12100.00                    12093.51
IMATRL PRASUN   SHR__CHT 19990430 19990525 160115 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class B on November 3, 1997, when the fund started. As the chart shows, by April 30, 1999, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $12,100 - a 21.00% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $12,094 - a 20.94% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's
financial markets, its local
political and economic climate,
and the fluctuating value of its
currency create these risks. For
these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C's contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999       PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV INTL CAP APP -        25.25%         6.38%        25.00%
CL C

FIDELITY ADV INTL CAP APP -        24.25%         5.38%        25.00%
CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI World ex US                   17.17%         7.48%        20.94%

International Funds Average        15.11%         3.24%        n/a

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - an market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 597 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999         PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV INTL CAP APP -          6.38%        16.18%
CL C

FIDELITY ADV INTL CAP APP -          5.38%        16.18%
CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

MSCI World ex US                     7.48%        13.63%

International Funds Average          3.24%        n/a

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL C       MS AC World ex USA
             00281                       MS025
  1997/11/03      10000.00                    10000.00
  1997/11/30       9730.00                     9717.68
  1997/12/31       9930.00                     9829.52
  1998/01/31      10210.00                    10123.55
  1998/02/28      10880.00                    10799.04
  1998/03/31      11490.00                    11172.17
  1998/04/30      11750.00                    11252.19
  1998/05/31      11710.00                    11048.13
  1998/06/30      11510.00                    11006.60
  1998/07/31      11740.00                    11111.22
  1998/08/31       9440.00                     9544.28
  1998/09/30       9270.00                     9342.67
  1998/10/31       9980.00                    10321.30
  1998/11/30      10500.00                    10875.96
  1998/12/31      10820.00                    11250.66
  1999/01/31      11030.00                    11238.61
  1999/02/28      10880.00                    10986.98
  1999/03/31      11850.00                    11517.44
  1999/04/30      12500.00                    12093.51
IMATRL PRASUN   SHR__CHT 19990430 19990525 145253 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class C on November 3, 1997, when the fund started. As the chart shows, by April 30, 1999, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $12,500 - a 25.00% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $12,094 - a 20.94% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's
financial markets, its local
political and economic climate,
and the fluctuating value of its
currency create these risks. For
these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(photograph of Kevin McCarey)

An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor International Capital Appreciation Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. For the six months that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 25.62%, 25.80%, 25.13% and 25.25%, respectively. The Morgan Stanley Capital International AC World Index Free ex USA returned 17.17% during that time. The international funds average - as tracked by Lipper Inc. - had a six-month return of 15.11% as of April 30, 1999. For the 12 months that ended April 30, 1999, the fund's Class A, Class T, Class B and Class C shares returned 7.20%, 7.22%, 6.38% and 6.38%, respectively. The Morgan Stanley index and Lipper group had 12-month returns of 7.48% and 3.24%, respectively, as of April 30, 1999.

Q. WHAT FACTORS FIGURED INTO THE FUND'S PERFORMANCE?

A. From a positive standpoint, the fund's positions in Japanese small-cap stocks (SEE CALLOUT BOX ON PAGE 8) helped performance, as did its exposure to emerging markets such as Taiwan and Mexico. Specifically, the fund benefited from investments in Taiwanese electronics stocks - such as Taiwan Semiconductor Manufacturing - as well as several Mexican banks. The fund also was helped by an underweighting in Europe, which had a tough time during the period. Much of this difficulty stemmed from general economic weakness throughout Europe, as well as the depreciation of the euro. As of April 30, the euro - the new uniform currency of 11 European nations - was down around 9% for 1999. This contrasted sharply with the rosy U.S. economic picture and strong dollar. Lastly, the fund benefited from its exposure to United Kingdom-based cyclical stocks - or stocks that tend to mirror the ups and downs of the economy. Examples here included advertising agency Saatchi & Saatchi as well as large retailer Dixons, both mid-cap stocks.

Q. EUROPEAN PHARMACEUTICAL STOCKS ENDURED A TOUGH STRETCH DURING THE PERIOD. WHAT HAPPENED TO THIS GROUP?

A. High valuations, very little new product excitement and deteriorating fundamentals equaled trouble. Swiss-based drug maker Novartis, for instance - the fund's largest individual position at the start of the period - experienced disappointing sales growth and its share price became a bit too rich. During the course of the period, I sold the fund's stake in Novartis. High valuations also harmed the companies that were doing well, including U.K.-based Glaxo Wellcome. That being said, I still held a favorable view on drug stocks such as the U.K.'s SmithKline Beecham - which I felt should experience accelerating sales growth - as well as France's Sanofi, which was in the process of merging with another company.

Q. YOU INCREASED THE FUND'S LATIN AMERICAN EXPOSURE DURING THE PERIOD. WHAT WAS THE ATTRACTION?

A. Most of that is probably due to my play on Mexican banks and the fact that short-term interest rates in Mexico have gone down over the past six months. With lower rates - and improving business profiles - I felt the economy would pick up and banks such as Banacci and Grupo Financiero Bancomer would have fewer problem loans in their portfolios. This strategy worked nicely for the fund, as each of these two stocks generated positive results.

Q. WHICH OTHER INDIVIDUAL STOCKS PERFORMED WELL? WHICH PROVED
DISAPPOINTING?

A. Two of the fund's best performers were energy companies BP Amoco - based in the U.K. - and France's Elf Aquitaine. Both companies benefited handsomely from the rise in oil prices, which had hovered at or near all-time lows through the first half of the period. Telecommunications stocks such as Finland's Nokia and Germany's Deutsche Telekom also performed well. Nokia continued to benefit from the demand for mobile communications, while Deutsche Telekom - Europe's largest Internet provider - took advantage of the popularity of the Internet. Disappointments included food company Nestle, which didn't meet its unit growth target, and Allianz, a Germany-based insurance company whose stock price tends to move in line with bond prices. Bond prices fell during the period.

Q. WHAT'S YOUR OUTLOOK?

A. I'm reasonably optimistic about the U.K. market's prospects - particularly on the mid-cap side - and will continue to look for good opportunities there in the coming months. Japan has been encouraging of late, but whether their market upturn can be sustained is another question. I'll continue to keep a close eye on developments in Japan. We should continue to see volatility in many emerging-market regions, but overall they appear to have seen their worst economic conditions.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital
appreciation by investing in
securities of foreign issuers

START DATE: November 3,
1997

SIZE: as of April 30, 1999,
more than $35 million

MANAGER: Kevin McCarey,
since inception; joined
Fidelity in 1985

KEVIN MCCAREY TALKS
ABOUT POSITIVE
DEVELOPMENTS IN JAPAN:

"As many investors are aware, the
Japanese economy has struggled
mightily over the past few years.
Events of this period, however,
suggest that Japan may be finally
turning a corner.

"There were a couple of factors
behind this market improvement.
First, I think investors were eagerly
anticipating some type of positive
news to come out of Japan. Many
had fallen in love with Europe over
the past few years and the shine
was beginning to wear off there.
When good news began to trickle
out of Japan, a lot of investors
jumped on board. Second, we've
seen somewhat of a dramatic shift
- at least by Japanese standards
- of companies talking about
restructuring. This has been
spurred by the Japanese
government's willingness to provide
funds to corporations for
improvement measures.

"Small Japanese companies in
particular have performed well. I've
found that many of these smaller
companies tend to be partly owned
by family members and there seems
to be a strong interest in the
direction of the company's share
price. The fund took advantage of
this small-cap performance,
receiving good results from names
such as Paris Miki - a retail
optical chain - and retailer Don
Quijote."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

DDI Corp. (Japan, Telephone     3.0                      0.0
Services)

Banacci SA de CV (Mexico,       2.9                      0.0
Banks)

Aiful Corp. (Japan, Credit &    2.4                      0.0
Other Finance)

Arcadia Group PLC (United       2.0                      0.0
Kingdom,  Apparel Stores)

Nikko Securities Co. Ltd.       1.7                      0.0
(Japan, Securities Industry)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         28.4                     21.4

UTILITIES                       14.5                     18.7

TECHNOLOGY                      8.6                      5.4

RETAIL & WHOLESALE              7.0                      4.3

DURABLES                        7.0                      4.3

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE COUNTRIES 6 MONTHS AGO

Japan                           28.6                     14.0

United Kingdom                  15.4                     20.7

France                          8.4                      11.9

Taiwan                          6.3                      0.0

Germany                         5.7                      9.5


PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF
APPLICABLE.
ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999

Stocks and Investment
Companies 95.8%
Short-term
investments 4.2%

Row: 1, Col: 1, Value: 4.2
Row: 1, Col: 2, Value: 95.8

AS OF OCTOBER 31, 1998

Stocks and Investment
Companies 92.1%
Short-term
investments 7.9%
Row: 1, Col: 1, Value: 7.9
Row: 1, Col: 2, Value: 92.09999999999999



INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.6%

                                 SHARES                    VALUE (NOTE 1)

AUSTRALIA - 1.1%

Australia & New Zealand           33,000                   $ 261,240
Banking Group Ltd.

News Corp. Ltd. sponsored ADR     3,500                     114,188

                                                            375,428

BELGIUM - 0.3%

Electrabel SA                     350                       115,658

BRAZIL - 0.3%

Tele Centro Sul Participacoes     1,000                     53,125
SA sponsored ADR (a)

Tele Leste Celular                1,000                     35,875
Participacoes SA sponsored
ADR

Tele Nordeste Celular             1,000                     22,000
Participacoes SA sponsored
ADR (a)

                                                            111,000

CANADA - 3.9%

Celestica, Inc. (sub-vtg.) (a)    4,000                     159,231

CGI Group, Inc. Class A (sub.     8,000                     197,666
vtg.) (a)

Cinar Films, Inc. Class B         3,000                     62,625
(sub. vtg.) (a)

Cogeco Cable, Inc.                15,000                    303,706

Nortel Networks Corp.             100                       6,795

Power Corp. of Canada             10,000                    187,371

Rogers Communications, Inc.       5,000                     93,686
Class B (non-vtg.) (a)

Shaw Communications, Inc.         2,600                     107,069
Class B

Videotron Group Ltd. (sub.        12,000                    245,436
vtg.)

                                                            1,363,585

CZECH REPUBLIC - 0.1%

SPT Telecom AS (a)                1,300                     18,885

FINLAND - 1.7%

OY Nokia AB sponsored ADR         5,800                     430,288

Sonera Group PLC                  3,100                     61,707

UPM-Kymmene Corp.                 3,000                     91,004

                                                            582,999

FRANCE - 8.4%

AXA SA de CV                      1,400                     181,140

Banque Nationale de Paris         4,800                     398,702

Cap Gemini SA                     800                       122,567

Castorama Dubois                  700                       167,873
Investissements SA

Compagnie de St. Gobain           380                       65,381

Compagnie Financiere de           1,900                     202,379
Paribas Class A (Reg.)

Compagnie Generale de             4,600                     48,300
Geophysique SA sponsored ADR
(a)

Elf Aquitaine                     2,800                     437,500

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

FRANCE - CONTINUED

France Telecom SA                 2,000                    $ 161,891

Groupe Danone                     800                       214,301

Havas Advertising SA              450                       91,480

Rhone-Poulenc SA Class A          700                       32,987

Sanofi SA                         800                       125,616

Suez Lyonnaise des Eaux           1,200                     204,560

Television Francaise 1 SA         800                       156,702
(T.F.1)

Vivendi SA                        1,200                     280,921

                                                            2,892,300

GERMANY - 5.0%

Allianz AG (Reg.)                 450                       141,509

DaimlerChrysler AG (Reg.)         3,400                     333,838

Deutsche Telekom AG               7,700                     304,179

Fresenius Medical Care AG         2,600                     46,800
sponsored ADR

Mannesmann AG                     4,100                     536,558

Metro AG                          1,000                     70,950

Primacom AG (a)                   2,800                     121,550

Schering AG                       200                       23,082

Wella AG                          250                       165,438

                                                            1,743,904

HONG KONG - 3.1%

Dah Sing Financial Holdings       162,000                   510,998
Ltd.

Hengan International Group        56,000                    18,784
Co. Ltd. (a)(c)

Johnson Electric Holdings         20,000                    59,732
Ltd.

Li & Fung Ltd.                    40,000                    98,048

Wing Hang Bank Ltd.               120,000                   366,906

                                                            1,054,468

INDIA - 1.1%

Dr. Reddy's Laboratories Ltd.     4,000                     82,224
(a)

Pentafour Software & Exports      12,000                    287,344
Ltd.

                                                            369,568

IRELAND - 0.5%

Bank of Ireland, Inc.             6,000                     120,148

Elan Corp. PLC sponsored ADR      800                       41,200
(a)

                                                            161,348

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ITALY - 2.6%

Assicurazioni Generali Spa        5,500                    $ 214,476

Banca Commerciale Italiana Spa    32,800                    271,370

Mondadori (Arnoldo) Editore       3,200                     56,860
Spa

Olivetti & Co. Spa                19,100                    66,493

Telecom Italia Spa                27,000                    286,705

                                                            895,904

JAPAN - 28.6%

Aiful Corp.                       10,000                    818,395

Banyu Pharmaceutical Co. Ltd.     6,000                     110,571

DDI Corp.                         210                       1,043,132

Fancl Corp.                       2,600                     370,246

Fuji Bank Ltd.                    60,000                    468,420

Fuji Coca-Cola Bottling Co.       9,000                     124,393
Ltd.

Funai Electric Co. Ltd.           3,000                     403,334

Godo Steel Ltd. (a)               80,000                    87,117

Honda Motor Co. Ltd.              8,000                     353,500

Ichiyoshi Securities Co. Ltd.     70,000                    225,163

Japan Business Computer Co.       30,000                    472,441
Ltd.

JCR Pharmaceuticals Co. Ltd.      20,000                    261,350

Kokusai Denshin Denwa             9,000                     545,820

Konami Co. Ltd.                   3,600                     126,654

Kyocera Corp.                     4,000                     237,561

Maeda Road Construction Co.       40,000                    264,031
Ltd.

Matsushita Electric               12,000                    228,179
Industrial Co. Ltd.

Mitsubishi Trust & Banking        20,000                    219,467
Corp.

Nichii Gakkan Co.                 450                       35,056

Nikko Securities Co. Ltd.         100,000                   573,798

Nippon System Development Co.     3,500                     178,841

Nippon Zeon Co. Ltd.              60,000                    398,057

Paris Miki, Inc.                  3,640                     121,354

Senshukai Co. Ltd.                40,000                    439,270

Sony Music Entertainment Ltd.     3,000                     218,630

Square Co. Ltd.                   3,600                     129,670

Sumitomo Forestry Co. Ltd.        30,000                    223,656

Sumitomo Realty & Development     90,000                    392,779
Co. Ltd.

Takeda Chemical Industries        6,000                     260,848
Ltd.

THK Co. Ltd.                      13,000                    225,415

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

JAPAN - CONTINUED

Yamaha Motor Co. Ltd.             25,000                   $ 201,248

Yamanouchi Pharmaceutical Co.     4,000                     126,654
Ltd.

                                                            9,885,050

KOREA (SOUTH) - 0.4%

Medison Co. Ltd.                  11,000                    123,096

LUXEMBOURG - 0.2%

Stolt Comex Seaway SA             4,350                     54,375

MALAYSIA - 0.0%

Berjaya Sports Toto BHD           10,000                    17,105

MEXICO - 5.3%

Banacci SA de CV Class O (a)      400,000                   1,012,359

Corporacion Geo SA de CV (a)      43,000                    179,764

Empresas ICA Sociedad             28,200                    185,063
Controladora SA de CV
sponsored ADR

Grupo Financiero Bancomer SA      1,000,000                 343,901
de CV Series A

Grupo Financiero Probursa SA      860,000                   109,060
de CV (a)

                                                            1,830,147

NETHERLANDS - 3.1%

ABN AMRO Holding NV               4,600                     109,829

ASM Lithography Holding N V       1,400                     54,600
(a)

Fortis Amev NV                    7,500                     267,612

ING Groep NV                      3,500                     216,048

Koninklijke (Royal) Philips       1,600                     138,068
Electronics NV

Koninklijke Ahold NV              3,600                     133,981

Koninklijke KPN NV                2,100                     87,827

STMicroelectronics NV (a)         300                       30,600

Vendex NV CVA                     1,800                     44,883

                                                            1,083,448

RUSSIA - 0.0%

Vimpel Communications             1,000                     16,500
sponsored ADR (a)

SINGAPORE - 0.2%

Natsteel Electronics Ltd.         18,000                    60,495

SPAIN - 2.3%

Banco Santander Central           11,460                    249,472
Hispano SA

Endesa SA                         5,000                     111,386

Gas Natural SDG SA Series E       700                       56,662

Iberdrola SA                      5,800                     81,369

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

SPAIN - CONTINUED

Telefonica SA                     6,130                    $ 287,851

Telefonica SA rights 6/15/99      5,330                     4,966
(a)

                                                            791,706

SWEDEN - 0.9%

Electrolux AB                     6,200                     126,021

Ericsson (L.M.) Telefon AB        5,000                     135,000
Class B

Swedish Match Co.                 15,000                    49,388

                                                            310,409

SWITZERLAND - 3.4%

Credit Suisse Group (Reg.)        800                       158,793

Julius Baer Holding AG            33                        107,510

Nestle SA (Reg.)                  60                        111,142

Roche Holding AG                  27                        317,835
participation certificates

Swatch Group AG (The) (Bearer)    100                       71,391

Swisscom AG                       300                       110,236

United Bank of Switzerland AG     900                       305,906

                                                            1,182,813

TAIWAN - 6.3%

BES Engineering Corp. (a)         178,000                   70,765

Far Eastern Textile Ltd.          246,000                   330,257

Macronix International Co.        233,000                   198,086
Ltd.

Pacific Electric Wire & Cable     500,000                   345,566
(a)

Pan-International Industrial      77,000                    77,000
(a)

Polaris Securities Co. Ltd.       560,000                   441,835
(a)

Taiwan Semiconductor              50,000                    168,960
Manufacturing Co. Ltd.

Tatung Co.                        77,000                    91,835

United Microelectronics Corp.     50,000                    77,982
(a)

Yuanta Securities Co. Ltd. (a)    222,000                   370,000

                                                            2,172,286

UNITED KINGDOM - 15.4%

Abbey National, PLC               4,600                     104,045

Allied Zurich PLC (a)             4,800                     63,718

Amvescap PLC                      9,000                     95,693

Arcadia Group PLC                 150,000                   676,620

BP Amoco PLC                      19,000                    358,428

British Telecommunications PLC    21,600                    362,340

Cable & Wireless                  11,500                    131,353
Communications PLC (a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

CGU PLC                           6,000                    $ 94,872

de la Rue PLC                     19,000                    87,542

Diageo PLC                        3,000                     34,677

Dixons Group PLC                  9,700                     207,366

Electrocomponents PLC             12,000                    102,460

GKN PLC Class L                   5,500                     94,054

Glaxo Wellcome PLC                4,000                     116,500

Laird Group PLC                   12,000                    59,833

Lloyds TSB Group PLC              15,000                    241,771

MFI Furniture Group PLC           90,700                    65,753

New Look Group PLC                13,200                    47,209

Next PLC                          6,000                     74,138

NFC PLC                           35,100                    96,128

Premier Farnell PLC               18,300                    86,380

Rentokil Initial PLC              9,000                     53,030

Reuters Group PLC                 9,000                     122,082

Royal Bank of Scotland Group      13,500                    318,833
PLC

Saatchi & Saatchi PLC             24,000                    93,180

Shell Transport & Trading Co.     36,000                    272,628
PLC (Reg.)

Smith (David S.) Holdings PLC     31,100                    67,137

SmithKline Beecham PLC            37,200                    488,717

Storehouse PLC                    60,000                    140,157

Trinity PLC                       7,200                     66,347

Unilever PLC                      17,500                    156,680

Vodafone Group PLC                6,500                     116,594

Wickes PLC                        33,700                    216,077

                                                            5,312,342

UNITED STATES OF AMERICA - 0.4%

AirTouch Communications, Inc.     1,600                     149,400
(a)

TOTAL COMMON STOCKS                                         32,674,219
(Cost $26,733,566)

NONCONVERTIBLE PREFERRED
STOCKS - 0.7%



GERMANY - 0.7%

Dyckerhoff AG                     100                       27,846

SAP AG (Systeme Anwendungen       525                       198,446
Produkte)

TOTAL NONCONVERTIBLE                                        226,292
PREFERRED STOCKS
(Cost $207,107)

INVESTMENT COMPANIES - 0.5%

                                 SHARES                    VALUE (NOTE 1)

MALAYSIA - 0.5%

WEBS Index Fund, Inc.             25,000                   $ 156,250

MULTI-NATIONAL - 0.0%

European Warrant Fund, Inc.       1,000                     15,375

TOTAL INVESTMENT COMPANIES                                  171,625
(Cost $123,175)

CASH EQUIVALENTS - 4.2%



Taxable Central Cash Fund (b)     1,462,459                 1,462,459
(Cost $1,462,459)

TOTAL INVESTMENT IN                                       $ 34,534,595
SECURITIES - 100%
(Cost $28,526,307)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.79%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,784 or 0.1% of net assets.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost of investment securities for income tax purposes was $28,596,102. Net unrealized appreciation aggregated $5,938,493, of which $6,340,193 related to appreciated investment securities and $401,700 related to depreciated investment securities.

At October 31, 1998, the fund had a capital loss carryforward of approximately $2,311,00 which will expire on October 31, 2006.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

BASIC INDUSTRIES              2.8%

CASH EQUIVALENTS              4.2

CONSTRUCTION & REAL ESTATE    4.3

DURABLES                      7.0

ENERGY                        3.2

FINANCE                       28.4

HEALTH                        6.3

INDUSTRIAL MACHINERY &        2.0
EQUIPMENT

INVESTMENT COMPANIES          0.5

MEDIA & LEISURE               4.1

NONDURABLES                   3.5

RETAIL & WHOLESALE            7.0

SERVICES                      3.2

TECHNOLOGY                    8.6

TRANSPORTATION                0.3

UTILITIES                     14.5

                              100.0%

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                              APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 34,534,595
value (cost $28,526,307) -
See accompanying schedule

Foreign currency held at                     18,168
value (cost $18,028)

Receivable for investments                   1,653,276
sold

Receivable for fund shares                   274,145
sold

Dividends receivable                         97,903

Interest receivable                          2,811

Other receivables                            316

 TOTAL ASSETS                                36,581,214

LIABILITIES

Payable for investments        $ 1,272,280
purchased

Payable for fund shares         52,986
redeemed

Accrued management fee          16,264

Distribution fees payable       14,433

Other payables and accrued      67,367
expenses

 TOTAL LIABILITIES                           1,423,330

NET ASSETS                                  $ 35,157,884

Net Assets consist of:

Paid in capital                             $ 30,495,142

Accumulated net investment                   (128,798)
loss

Accumulated undistributed net                (1,220,769)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  6,012,309
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 35,157,884

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $12.65
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,398,450 (divided by)
110,553 shares)

Maximum offering price per         $13.42
share (100/94.25 of $12.65)

CLASS T: NET ASSET VALUE and       $12.63
redemption price per share
($19,160,144 (divided by)
1,516,820 shares)

Maximum offering price per         $13.09
share (100/96.50 of $12.63)

CLASS B: NET ASSET VALUE and       $12.50
offering price per share
($5,416,530 (divided by)
433,167 shares) A

CLASS C: NET ASSET VALUE and       $12.50
offering price per share
($3,258,709 (divided by)
260,627 shares) A

INSTITUTIONAL CLASS: NET           $12.74
ASSET VALUE, offering price
and redemption price   per
share ($5,924,051 (divided
by) 465,091 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED APRIL 30,
                                      1999 (UNAUDITED)

INVESTMENT INCOME                            $ 158,770
Dividends

Interest                                      27,540

                                              186,310

Less foreign taxes withheld                   (18,625)

 TOTAL INCOME                                 167,685

EXPENSES

Management fee                   $ 104,277

Transfer agent fees               38,061

Distribution fees                 74,471

Accounting fees and expenses      30,268

Non-interested trustees'          45
compensation

Custodian fees and expenses       55,711

Registration fees                 31,945

Audit                             13,210

Legal                             53

 Total expenses before            348,041
reductions

 Expense reductions               (68,072)    279,969

NET INVESTMENT INCOME (LOSS)                  (112,284)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,498,708

 Foreign currency transactions    (6,132)     1,492,576

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            5,286,523

 Assets and liabilities in        2,626       5,289,149
foreign currencies

NET GAIN (LOSS)                               6,781,725

NET INCREASE (DECREASE) IN                   $ 6,669,441
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                              SIX MONTHS ENDED APRIL 30,  NOVEMBER 3, 1997
                              1999 (UNAUDITED)            (COMMENCEMENT OF OPERATIONS)
                                                          TO OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (112,284)                 $ (24,699)
income (loss)

 Net realized gain (loss)      1,492,576                   (2,722,092)

 Change in net unrealized      5,289,149                   723,160
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    6,669,441                   (2,023,631)
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions - net       4,565,991                   25,946,083
increase (decrease)

  TOTAL INCREASE (DECREASE)    11,235,432                  23,922,452
IN NET ASSETS

NET ASSETS

 Beginning of period           23,922,452                  -

 End of period (including     $ 35,157,884                $ 23,922,452
accumulated net investment
loss of $128,798 and
$16,514, respectively)



FINANCIAL HIGHLIGHTS - CLASS A
                                 SIX MONTHS ENDED APRIL 30, 1999  PERIOD ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.07                          $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                            .00

Net realized and unrealized       2.61                             .07 H
gain (loss)

Total from investment             2.58                             .07
operations

Net asset value, end of period   $ 12.65                          $ 10.07

TOTAL RETURN B, C                 25.62%                           .70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,398                          $ 860
(000 omitted)

Ratio of expenses to average      1.75% A, F                       2.06% A, F
net assets

Ratio of expenses to average      1.72% A, G                       2.06% A
net assets after  expense
reductions

Ratio of net investment           (.51)% A                         .03% A
income (loss) to average net
assets

Portfolio turnover                237% A                           199% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T
                                 SIX MONTHS ENDED APRIL 30, 1999  PERIOD ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.04                          $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                            (.03)

Net realized and unrealized       2.63                             .07 H
gain (loss)

Total from investment             2.59                             .04
operations

Net asset value, end of period   $ 12.63                          $ 10.04

TOTAL RETURN B, C                 25.80%                           .40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,160                         $ 12,117
(000 omitted)

Ratio of expenses to average      2.01% A, F                       2.31% A, F
net assets

Ratio of expenses to average      1.98% A, G                       2.31% A
net assets after  expense
reductions

Ratio of net investment           (.78)% A                         (.24)% A
income (loss) to average net
assets

Portfolio turnover                237% A                           199% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED APRIL 30, 1999  PERIOD ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.99                           $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                            (.07)

Net realized and unrealized       2.58                             .06 H
gain (loss)

Total from investment             2.51                             (.01)
operations

Net asset value, end of period   $ 12.50                          $ 9.99

TOTAL RETURN B, C                 25.13%                           (.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,417                          $ 4,047
(000 omitted)

Ratio of expenses to average      2.49% A, F                       2.81% A, F
net assets

Ratio of expenses to average      2.46% A, G                       2.81% A
net assets after  expense
reductions

Ratio of net investment           (1.28)% A                        (.70)% A
income (loss) to average net
assets

Portfolio turnover                237% A                           199% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C
                                 SIX MONTHS ENDED APRIL 30, 1999  PERIOD ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.98                           $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                            (.08)

Net realized and unrealized       2.59                             .06 H
gain (loss)

Total from investment             2.52                             (.02)
operations

Net asset value, end of period   $ 12.50                          $ 9.98

TOTAL RETURN B, C                 25.25%                           (.20)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,259                          $ 2,217
(000 omitted)

Ratio of expenses to average      2.50% A, F                       2.81% A, F
net assets

Ratio of expenses to average      2.46% A, G                       2.81% A
net assets after  expense
reductions

Ratio of net investment           (1.28)% A                        (.75)% A
income (loss) to average net
assets

Portfolio turnover                237% A                           199% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                 SIX MONTHS ENDED APRIL 30, 1999  PERIOD ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.09                          $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                            .04

Net realized and unrealized       2.66                             .05 H
gain (loss)

Total from investment             2.65                             .09
operations

Net asset value, end of period   $ 12.74                          $ 10.09

TOTAL RETURN B, C                 26.26%                           .90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,924                          $ 4,682
(000 omitted)

Ratio of expenses to average      1.48% A, F                       1.81% A, F
net assets

Ratio of expenses to average      1.45% A, G                       1.81% A
net assets after  expense
reductions

Ratio of net investment           (.25)% A                         .34% A
income (loss) to average net
assets

Portfolio turnover                237% A                           199% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $35,614,208 and $31,392,887, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,371      $ 143

CLASS T    36,815       2,078

CLASS B    23,274       17,530

CLASS C    13,011       11,025

          $ 74,471     $ 30,776

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,626      $ 1,603

CLASS T    17,580       3,241

CLASS B    5,377        5,377 *

CLASS C    1,835        1,835 *

          $ 28,418     $ 12,056

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 2,108   .39 *

CLASS T                 20,558   .28 *

CLASS B                 6,727    .29 *

CLASS C                 4,188    .33 *

INSTITUTIONAL CLASS     4,480    .17 *

                       $ 38,061

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.70%                    $ 3,056

CLASS T               1.95%                     33,040

CLASS B               2.45%                     11,231

CLASS C               2.45%                     6,652

INSTITUTIONAL CLASS   1.45%                     9,576

                                               $ 63,555

Effective December 1, 1998, Class A, Class T, Class B, Class C and Institutional Class expense limitations were changed from 2.00%, 2.25%, 2.75%, 2.75% and 1.75%; to 1.70%, 1.95%, 2.45%, 2.45% and 1.45%
of each class' average net assets, respectively.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $4,517 under this arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 19% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                                      DOLLARS

                            SIX MONTHS ENDED
                            APRIL 30,           YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                            1999                1998A                   1999                        1998A



CLASS A Shares sold          41,207              103,525                $ 457,545                   $ 1,119,865

Shares redeemed              (16,054)            (18,125)                (177,532)                   (186,338)

Net increase (decrease)      25,153              85,400                 $ 280,013                   $ 933,527

CLASS T Shares sold          684,460             1,397,855              $ 7,783,928                 $ 15,422,063

Shares redeemed              (374,267)           (191,228)               (4,188,335)                 (1,955,961)

Net increase (decrease)      310,193             1,206,627              $ 3,595,593                 $ 13,466,102

CLASS B Shares sold          106,041             456,271                $ 1,176,693                 $ 5,032,634

Shares redeemed              (78,113)            (51,032)                (863,122)                   (570,862)

Net increase (decrease)      27,928              405,239                $ 313,571                   $ 4,461,772

CLASS C Shares sold          82,039              260,112                $ 923,890                   $ 2,832,954

Shares redeemed              (43,572)            (37,952)                (480,818)                   (392,926)

Net increase (decrease)      38,467              222,160                $ 443,072                   $ 2,440,028

INSTITUTIONAL CLASS Shares   483,582             464,227                $ 5,582,517                 $ 4,644,654
sold

Shares redeemed              (482,718)           -                       (5,648,775)                 -

Net increase (decrease)      864                 464,227                $ (66,258)                  $ 4,644,654


A SHARE TRANSACTIONS FOR CLASS A, CLASS T, CLASS B, CLASS C, AND
INSTITUTIONAL CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor International Capital Appreciation Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended October 31, 1999. For the fiscal year ended October 31, 1998, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited,
London, England
Fidelity Investments Japan Limited, Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard Spillane, Jr., Vice President
Kevin McCarey, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

AICAP-SANN-0599  77846
1.703428.101

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

(2_FIDELITY_LOGOS)(registered trademark)



FIDELITY ADVISOR
INTERNATIONAL
CAPITAL APPRECIATION
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  17  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 26  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY
BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND -
INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV INTL CAP APP -      26.26%         7.87%        27.40%
INST CL

MSCI World ex US                 17.17%         7.48%        20.94%

International Funds Average      15.11%         3.24%        n/a

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA - a market capitalization-weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world.To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 597 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV INTL CAP APP -        7.87%        17.67%
INST CL

MSCI World ex US                   7.48%        13.63%

International Funds Average        3.24%        n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares' had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL I       MS AC World ex USA
             00291                       MS025
  1997/11/03      10000.00                    10000.00
  1997/11/30       9740.00                     9717.68
  1997/12/31       9950.00                     9829.52
  1998/01/31      10230.00                    10123.55
  1998/02/28      10910.00                    10799.04
  1998/03/31      11540.00                    11172.17
  1998/04/30      11810.00                    11252.19
  1998/05/31      11780.00                    11048.13
  1998/06/30      11590.00                    11006.60
  1998/07/31      11830.00                    11111.22
  1998/08/31       9520.00                     9544.28
  1998/09/30       9360.00                     9342.67
  1998/10/31      10090.00                    10321.30
  1998/11/30      10630.00                    10875.96
  1998/12/31      10960.00                    11250.66
  1999/01/31      11180.00                    11238.61
  1999/02/28      11040.00                    10986.98
  1999/03/31      12010.00                    11517.44
  1999/04/30      12740.00                    12093.51
IMATRL PRASUN   SHR__CHT 19990430 19990525 145336 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Institutional Class on November 3, 1997, when the fund started. As the chart shows, by April 30, 1999, the value of the investment would have grown to $12,740 - a 27.40% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $12,094 - a 20.94% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

Many markets around the globe
offer the potential for
significant growth over time;
however, investing in foreign
markets means assuming
greater risks than investing in
the United States. Factors like
changes in a country's
financial markets, its local
political and economic climate,
and the fluctuating value of its
currency create these risks. For
these reasons an international
fund's performance may be
more volatile than a fund that
invests exclusively in the United
States. Past performance is no
guarantee of future results and
you may have a gain or loss
when you sell your shares.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

In recent months, the black cloud
hanging over many global
economies last fall began to give
way to brighter forecasts. Although
it is too soon to tell whether rallies in Latin America, Japan and Asia are sustainable, they did represent an important turning point. During the six-month period ending April 30,
1999, the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 15.40%.
While the global economy still has
many obstacles to overcome,
government initiatives to aid banks,
corporate restructuring in Japan
and stable currencies in Asia and
emerging markets improved investor
sentiment. Turning to Europe, the
indexes posted mixed results as
volatility prevailed. Toward the end
of 1998, European stocks surged in
response to a strong U.S. market,
increased merger and acquisition
activity and enthusiasm about the
European Union's single currency
- the euro. Many European markets
stalled in 1999, however, as the
outlook for economic growth and
corporate profits deteriorated. The
U.K. stock market was among the
strongest performers in Europe as
the economy improved amid a
favorable environment of declining
interest rates and encouraging
earnings growth. Elsewhere, positive
economic developments in the form
of lower-than-expected inflation
reports and signs that commodity
prices had bottomed fueled optimism
in Brazil and Mexico.

(photograph of Kevin McCarey)

An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor International Capital Appreciation Fund

Q. HOW DID THE FUND PERFORM, KEVIN?

A. For the six months that ended April 30, 1999, the fund's Institutional Class shares returned 26.26%. The Morgan Stanley Capital International AC World Index Free ex USA returned 17.17% during that time while the international funds average - as tracked by Lipper Inc.
- returned 15.11%. For the 12 months that ended April 30, 1999, the fund's Institutional Class shares returned 7.87%. The Morgan Stanley index and Lipper group had 12-month returns of 7.48% and 3.24%, respectively, as of April 30, 1999.

Q. WHAT FACTORS FIGURED INTO THE FUND'S PERFORMANCE?

A. From a positive standpoint, the fund's positions in Japanese small-cap stocks (SEE CALLOUT BOX ON PAGE 8) helped performance, as did its exposure to emerging markets such as Taiwan and Mexico. Specifically, the fund benefited from investments in Taiwanese electronics stocks - such as Taiwan Semiconductor Manufacturing - as well as several Mexican banks. The fund also was helped by an underweighting in Europe, which had a tough time during the period. Much of this difficulty stemmed from general economic weakness throughout Europe, as well as the depreciation of the euro. As of April 30, the euro - the new uniform currency of 11 European nations - was down around 9% for 1999. This contrasted sharply with the rosy U.S. economic picture and strong dollar. Lastly, the fund benefited from its exposure to United Kingdom-based cyclical stocks - or stocks that tend to mirror the ups and downs of the economy. Examples here included advertising agency Saatchi & Saatchi as well as large retailer Dixons, both mid-cap stocks.

Q. EUROPEAN PHARMACEUTICAL STOCKS ENDURED A TOUGH STRETCH DURING THE PERIOD. WHAT HAPPENED TO THIS GROUP?

A. High valuations, very little new product excitement and deteriorating fundamentals equaled trouble. Swiss-based drug maker Novartis, for instance - the fund's largest individual position at the start of the period - experienced disappointing sales growth and its share price became a bit too rich. During the course of the period, I sold the fund's stake in Novartis. High valuations also harmed the companies that were doing well, including U.K.-based Glaxo Wellcome. That being said, I still held a favorable view on drug stocks such as the U.K.'s SmithKline Beecham - which I felt should experience accelerating sales growth - as well as France's Sanofi, which was in the process of merging with another company.

Q. YOU INCREASED THE FUND'S LATIN AMERICAN EXPOSURE DURING THE PERIOD. WHAT WAS THE ATTRACTION?

A. Most of that is probably due to my play on Mexican banks and the fact that short-term interest rates in Mexico have gone down over the past six months. With lower rates - and improving business profiles - I felt the economy would pick up and banks such as Banacci and Grupo Financiero Bancomer would have fewer problem loans in their portfolios. This strategy worked nicely for the fund, as each of these two stocks generated positive results.

Q. WHICH OTHER INDIVIDUAL STOCKS PERFORMED WELL? WHICH PROVED
DISAPPOINTING?

A. Two of the fund's best performers were energy companies BP Amoco - based in the U.K. - and France's Elf Aquitaine. Both companies benefited handsomely from the rise in oil prices, which had hovered at or near all-time lows through the first half of the period. Telecommunications stocks such as Finland's Nokia and Germany's Deutsche Telekom also performed well. Nokia continued to benefit from the demand for mobile communications, while Deutsche Telekom - Europe's largest Internet provider - took advantage of the popularity of the Internet. Disappointments included food company Nestle, which didn't meet its unit growth target, and Allianz, a Germany-based insurance company whose stock price tends to move in line with bond prices. Bond prices fell during the period.

Q. WHAT'S YOUR OUTLOOK?

A. I'm reasonably optimistic about the U.K. market's prospects - particularly on the mid-cap side - and will continue to look for good opportunities there in the coming months. Japan has been encouraging of late, but whether their market upturn can be sustained is another question. I'll continue to keep a close eye on developments in Japan. We should continue to see volatility in many emerging-market regions, but overall they appear to have seen their worst economic conditions.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital
appreciation by investing in
securities of foreign issuers

START DATE: November 3,
1997

SIZE: as of April 30, 1999,
more than $35 million

MANAGER: Kevin McCarey,
since inception; joined
Fidelity in 1985

KEVIN MCCAREY TALKS
ABOUT POSITIVE
DEVELOPMENTS IN JAPAN:

"As many investors are aware, the
Japanese economy has struggled
mightily over the past few years.
Events of this period, however,
suggest that Japan may be finally
turning a corner.

"There were a couple of factors
behind this market improvement.
First, I think investors were eagerly
anticipating some type of positive
news to come out of Japan. Many
had fallen in love with Europe over
the past few years and the shine
was beginning to wear off there.
When good news began to trickle
out of Japan, a lot of investors
jumped on board. Second, we've
seen somewhat of a dramatic shift
- at least by Japanese standards
- of companies talking about
restructuring. This has been
spurred by the Japanese
government's willingness to provide
funds to corporations for
improvement measures.

"Small Japanese companies in
particular have performed well. I've
found that many of these smaller
companies tend to be partly owned
by family members and there seems
to be a strong interest in the
direction of the company's share
price. The fund took advantage of
this small-cap performance,
receiving good results from names
such as Paris Miki - a retail
optical chain - and retailer Don
Quijote."


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF APRIL
30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

DDI Corp. (Japan, Telephone     3.0                      0.0
Services)

Banacci SA de CV (Mexico,       2.9                      0.0
Banks)

Aiful Corp. (Japan, Credit &    2.4                      0.0
Other Finance)

Arcadia Group PLC (United       2.0                      0.0
Kingdom,  Apparel Stores)

Nikko Securities Co. Ltd.       1.7                      0.0
(Japan, Securities Industry)

TOP FIVE MARKET SECTORS AS OF
APRIL 30, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         28.4                     21.4

UTILITIES                       14.5                     18.7

TECHNOLOGY                      8.6                      5.4

RETAIL & WHOLESALE              7.0                      4.3

DURABLES                        7.0                      4.3

TOP FIVE COUNTRIES AS OF
APRIL 30, 1999

(EXCLUDING CASH EQUIVALENTS)   % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE COUNTRIES 6 MONTHS AGO

Japan                           28.6                     14.0

United Kingdom                  15.4                     20.7

France                          8.4                      11.9

Taiwan                          6.3                      0.0

Germany                         5.7                      9.5


PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF
APPLICABLE.
ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF APRIL 30, 1999

Stocks and Investment
Companies 95.8%
Short-term
investments 4.2%

Row: 1, Col: 1, Value: 4.2
Row: 1, Col: 2, Value: 95.8

AS OF OCTOBER 31, 1998

Stocks and Investment
Companies 92.1%
Short-term
investments 7.9%

Row: 1, Col: 1, Value: 7.9
Row: 1, Col: 2, Value: 92.09999999999999



INVESTMENTS APRIL 30, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.6%

                                 SHARES                    VALUE (NOTE 1)

AUSTRALIA - 1.1%

Australia & New Zealand           33,000                   $ 261,240
Banking Group Ltd.

News Corp. Ltd. sponsored ADR     3,500                     114,188

                                                            375,428

BELGIUM - 0.3%

Electrabel SA                     350                       115,658

BRAZIL - 0.3%

Tele Centro Sul Participacoes     1,000                     53,125
SA sponsored ADR (a)

Tele Leste Celular                1,000                     35,875
Participacoes SA sponsored
ADR

Tele Nordeste Celular             1,000                     22,000
Participacoes SA sponsored
ADR (a)

                                                            111,000

CANADA - 3.9%

Celestica, Inc. (sub-vtg.) (a)    4,000                     159,231

CGI Group, Inc. Class A (sub.     8,000                     197,666
vtg.) (a)

Cinar Films, Inc. Class B         3,000                     62,625
(sub. vtg.) (a)

Cogeco Cable, Inc.                15,000                    303,706

Nortel Networks Corp.             100                       6,795

Power Corp. of Canada             10,000                    187,371

Rogers Communications, Inc.       5,000                     93,686
Class B (non-vtg.) (a)

Shaw Communications, Inc.         2,600                     107,069
Class B

Videotron Group Ltd. (sub.        12,000                    245,436
vtg.)

                                                            1,363,585

CZECH REPUBLIC - 0.1%

SPT Telecom AS (a)                1,300                     18,885

FINLAND - 1.7%

OY Nokia AB sponsored ADR         5,800                     430,288

Sonera Group PLC                  3,100                     61,707

UPM-Kymmene Corp.                 3,000                     91,004

                                                            582,999

FRANCE - 8.4%

AXA SA de CV                      1,400                     181,140

Banque Nationale de Paris         4,800                     398,702

Cap Gemini SA                     800                       122,567

Castorama Dubois                  700                       167,873
Investissements SA

Compagnie de St. Gobain           380                       65,381

Compagnie Financiere de           1,900                     202,379
Paribas Class A (Reg.)

Compagnie Generale de             4,600                     48,300
Geophysique SA sponsored ADR
(a)

Elf Aquitaine                     2,800                     437,500

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

FRANCE - CONTINUED

France Telecom SA                 2,000                    $ 161,891

Groupe Danone                     800                       214,301

Havas Advertising SA              450                       91,480

Rhone-Poulenc SA Class A          700                       32,987

Sanofi SA                         800                       125,616

Suez Lyonnaise des Eaux           1,200                     204,560

Television Francaise 1 SA         800                       156,702
(T.F.1)

Vivendi SA                        1,200                     280,921

                                                            2,892,300

GERMANY - 5.0%

Allianz AG (Reg.)                 450                       141,509

DaimlerChrysler AG (Reg.)         3,400                     333,838

Deutsche Telekom AG               7,700                     304,179

Fresenius Medical Care AG         2,600                     46,800
sponsored ADR

Mannesmann AG                     4,100                     536,558

Metro AG                          1,000                     70,950

Primacom AG (a)                   2,800                     121,550

Schering AG                       200                       23,082

Wella AG                          250                       165,438

                                                            1,743,904

HONG KONG - 3.1%

Dah Sing Financial Holdings       162,000                   510,998
Ltd.

Hengan International Group        56,000                    18,784
Co. Ltd. (a)(c)

Johnson Electric Holdings         20,000                    59,732
Ltd.

Li & Fung Ltd.                    40,000                    98,048

Wing Hang Bank Ltd.               120,000                   366,906

                                                            1,054,468

INDIA - 1.1%

Dr. Reddy's Laboratories Ltd.     4,000                     82,224
(a)

Pentafour Software & Exports      12,000                    287,344
Ltd.

                                                            369,568

IRELAND - 0.5%

Bank of Ireland, Inc.             6,000                     120,148

Elan Corp. PLC sponsored ADR      800                       41,200
(a)

                                                            161,348

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ITALY - 2.6%

Assicurazioni Generali Spa        5,500                    $ 214,476

Banca Commerciale Italiana Spa    32,800                    271,370

Mondadori (Arnoldo) Editore       3,200                     56,860
Spa

Olivetti & Co. Spa                19,100                    66,493

Telecom Italia Spa                27,000                    286,705

                                                            895,904

JAPAN - 28.6%

Aiful Corp.                       10,000                    818,395

Banyu Pharmaceutical Co. Ltd.     6,000                     110,571

DDI Corp.                         210                       1,043,132

Fancl Corp.                       2,600                     370,246

Fuji Bank Ltd.                    60,000                    468,420

Fuji Coca-Cola Bottling Co.       9,000                     124,393
Ltd.

Funai Electric Co. Ltd.           3,000                     403,334

Godo Steel Ltd. (a)               80,000                    87,117

Honda Motor Co. Ltd.              8,000                     353,500

Ichiyoshi Securities Co. Ltd.     70,000                    225,163

Japan Business Computer Co.       30,000                    472,441
Ltd.

JCR Pharmaceuticals Co. Ltd.      20,000                    261,350

Kokusai Denshin Denwa             9,000                     545,820

Konami Co. Ltd.                   3,600                     126,654

Kyocera Corp.                     4,000                     237,561

Maeda Road Construction Co.       40,000                    264,031
Ltd.

Matsushita Electric               12,000                    228,179
Industrial Co. Ltd.

Mitsubishi Trust & Banking        20,000                    219,467
Corp.

Nichii Gakkan Co.                 450                       35,056

Nikko Securities Co. Ltd.         100,000                   573,798

Nippon System Development Co.     3,500                     178,841

Nippon Zeon Co. Ltd.              60,000                    398,057

Paris Miki, Inc.                  3,640                     121,354

Senshukai Co. Ltd.                40,000                    439,270

Sony Music Entertainment Ltd.     3,000                     218,630

Square Co. Ltd.                   3,600                     129,670

Sumitomo Forestry Co. Ltd.        30,000                    223,656

Sumitomo Realty & Development     90,000                    392,779
Co. Ltd.

Takeda Chemical Industries        6,000                     260,848
Ltd.

THK Co. Ltd.                      13,000                    225,415

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

JAPAN - CONTINUED

Yamaha Motor Co. Ltd.             25,000                   $ 201,248

Yamanouchi Pharmaceutical Co.     4,000                     126,654
Ltd.

                                                            9,885,050

KOREA (SOUTH) - 0.4%

Medison Co. Ltd.                  11,000                    123,096

LUXEMBOURG - 0.2%

Stolt Comex Seaway SA             4,350                     54,375

MALAYSIA - 0.0%

Berjaya Sports Toto BHD           10,000                    17,105

MEXICO - 5.3%

Banacci SA de CV Class O (a)      400,000                   1,012,359

Corporacion Geo SA de CV (a)      43,000                    179,764

Empresas ICA Sociedad             28,200                    185,063
Controladora SA de CV
sponsored ADR

Grupo Financiero Bancomer SA      1,000,000                 343,901
de CV Series A

Grupo Financiero Probursa SA      860,000                   109,060
de CV (a)

                                                            1,830,147

NETHERLANDS - 3.1%

ABN AMRO Holding NV               4,600                     109,829

ASM Lithography Holding N V       1,400                     54,600
(a)

Fortis Amev NV                    7,500                     267,612

ING Groep NV                      3,500                     216,048

Koninklijke (Royal) Philips       1,600                     138,068
Electronics NV

Koninklijke Ahold NV              3,600                     133,981

Koninklijke KPN NV                2,100                     87,827

STMicroelectronics NV (a)         300                       30,600

Vendex NV CVA                     1,800                     44,883

                                                            1,083,448

RUSSIA - 0.0%

Vimpel Communications             1,000                     16,500
sponsored ADR (a)

SINGAPORE - 0.2%

Natsteel Electronics Ltd.         18,000                    60,495

SPAIN - 2.3%

Banco Santander Central           11,460                    249,472
Hispano SA

Endesa SA                         5,000                     111,386

Gas Natural SDG SA Series E       700                       56,662

Iberdrola SA                      5,800                     81,369

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

SPAIN - CONTINUED

Telefonica SA                     6,130                    $ 287,851

Telefonica SA rights 6/15/99      5,330                     4,966
(a)

                                                            791,706

SWEDEN - 0.9%

Electrolux AB                     6,200                     126,021

Ericsson (L.M.) Telefon AB        5,000                     135,000
Class B

Swedish Match Co.                 15,000                    49,388

                                                            310,409

SWITZERLAND - 3.4%

Credit Suisse Group (Reg.)        800                       158,793

Julius Baer Holding AG            33                        107,510

Nestle SA (Reg.)                  60                        111,142

Roche Holding AG                  27                        317,835
participation certificates

Swatch Group AG (The) (Bearer)    100                       71,391

Swisscom AG                       300                       110,236

United Bank of Switzerland AG     900                       305,906

                                                            1,182,813

TAIWAN - 6.3%

BES Engineering Corp. (a)         178,000                   70,765

Far Eastern Textile Ltd.          246,000                   330,257

Macronix International Co.        233,000                   198,086
Ltd.

Pacific Electric Wire & Cable     500,000                   345,566
(a)

Pan-International Industrial      77,000                    77,000
(a)

Polaris Securities Co. Ltd.       560,000                   441,835
(a)

Taiwan Semiconductor              50,000                    168,960
Manufacturing Co. Ltd.

Tatung Co.                        77,000                    91,835

United Microelectronics Corp.     50,000                    77,982
(a)

Yuanta Securities Co. Ltd. (a)    222,000                   370,000

                                                            2,172,286

UNITED KINGDOM - 15.4%

Abbey National, PLC               4,600                     104,045

Allied Zurich PLC (a)             4,800                     63,718

Amvescap PLC                      9,000                     95,693

Arcadia Group PLC                 150,000                   676,620

BP Amoco PLC                      19,000                    358,428

British Telecommunications PLC    21,600                    362,340

Cable & Wireless                  11,500                    131,353
Communications PLC (a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

CGU PLC                           6,000                    $ 94,872

de la Rue PLC                     19,000                    87,542

Diageo PLC                        3,000                     34,677

Dixons Group PLC                  9,700                     207,366

Electrocomponents PLC             12,000                    102,460

GKN PLC Class L                   5,500                     94,054

Glaxo Wellcome PLC                4,000                     116,500

Laird Group PLC                   12,000                    59,833

Lloyds TSB Group PLC              15,000                    241,771

MFI Furniture Group PLC           90,700                    65,753

New Look Group PLC                13,200                    47,209

Next PLC                          6,000                     74,138

NFC PLC                           35,100                    96,128

Premier Farnell PLC               18,300                    86,380

Rentokil Initial PLC              9,000                     53,030

Reuters Group PLC                 9,000                     122,082

Royal Bank of Scotland Group      13,500                    318,833
PLC

Saatchi & Saatchi PLC             24,000                    93,180

Shell Transport & Trading Co.     36,000                    272,628
PLC (Reg.)

Smith (David S.) Holdings PLC     31,100                    67,137

SmithKline Beecham PLC            37,200                    488,717

Storehouse PLC                    60,000                    140,157

Trinity PLC                       7,200                     66,347

Unilever PLC                      17,500                    156,680

Vodafone Group PLC                6,500                     116,594

Wickes PLC                        33,700                    216,077

                                                            5,312,342

UNITED STATES OF AMERICA - 0.4%

AirTouch Communications, Inc.     1,600                     149,400
(a)

TOTAL COMMON STOCKS                                         32,674,219
(Cost $26,733,566)

NONCONVERTIBLE PREFERRED
STOCKS - 0.7%



GERMANY - 0.7%

Dyckerhoff AG                     100                       27,846

SAP AG (Systeme Anwendungen       525                       198,446
Produkte)

TOTAL NONCONVERTIBLE                                        226,292
PREFERRED STOCKS
(Cost $207,107)

INVESTMENT COMPANIES - 0.5%

                                 SHARES                    VALUE (NOTE 1)

MALAYSIA - 0.5%

WEBS Index Fund, Inc.             25,000                   $ 156,250

MULTI-NATIONAL - 0.0%

European Warrant Fund, Inc.       1,000                     15,375

TOTAL INVESTMENT COMPANIES                                  171,625
(Cost $123,175)

CASH EQUIVALENTS - 4.2%



Taxable Central Cash Fund (b)     1,462,459                 1,462,459
(Cost $1,462,459)

TOTAL INVESTMENT IN                                       $ 34,534,595
SECURITIES - 100%
(Cost $28,526,307)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.79%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,784 or 0.1% of net assets.

INCOME TAX INFORMATION

At April 30, 1999, the aggregate cost
of investment securities for income tax purposes was $28,596,102. Net unrealized appreciation aggregated $5,938,493, of which $6,340,193 related to appreciated investment securities and $401,700 related to depreciated investment securities.

At October 31, 1998, the fund had a capital loss carryforward of approximately $2,311,00 which will expire on October 31, 2006.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investment in Securities

BASIC INDUSTRIES              2.8%

CASH EQUIVALENTS              4.2

CONSTRUCTION & REAL ESTATE    4.3

DURABLES                      7.0

ENERGY                        3.2

FINANCE                       28.4

HEALTH                        6.3

INDUSTRIAL MACHINERY &        2.0
EQUIPMENT

INVESTMENT COMPANIES          0.5

MEDIA & LEISURE               4.1

NONDURABLES                   3.5

RETAIL & WHOLESALE            7.0

SERVICES                      3.2

TECHNOLOGY                    8.6

TRANSPORTATION                0.3

UTILITIES                     14.5

                              100.0%

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               APRIL 30, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 34,534,595
value (cost $28,526,307) -
See accompanying schedule

Foreign currency held at                     18,168
value (cost $18,028)

Receivable for investments                   1,653,276
sold

Receivable for fund shares                   274,145
sold

Dividends receivable                         97,903

Interest receivable                          2,811

Other receivables                            316

 TOTAL ASSETS                                36,581,214

LIABILITIES

Payable for investments        $ 1,272,280
purchased

Payable for fund shares         52,986
redeemed

Accrued management fee          16,264

Distribution fees payable       14,433

Other payables and accrued      67,367
expenses

 TOTAL LIABILITIES                           1,423,330

NET ASSETS                                  $ 35,157,884

Net Assets consist of:

Paid in capital                             $ 30,495,142

Accumulated net investment                   (128,798)
loss

Accumulated undistributed net                (1,220,769)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  6,012,309
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 35,157,884

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                APRIL 30, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $12.65
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,398,450 (divided by)
110,553 shares)

Maximum offering price per         $13.42
share (100/94.25 of $12.65)

CLASS T: NET ASSET VALUE and       $12.63
redemption price per share
($19,160,144 (divided by)
1,516,820 shares)

Maximum offering price per         $13.09
share (100/96.50 of $12.63)

CLASS B: NET ASSET VALUE and       $12.50
offering price per share
($5,416,530 (divided by)
433,167 shares) A

CLASS C: NET ASSET VALUE and       $12.50
offering price per share
($3,258,709 (divided by)
260,627 shares) A

INSTITUTIONAL CLASS: NET           $12.74
ASSET VALUE, offering price
and redemption price   per
share ($5,924,051 (divided
by) 465,091 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED APRIL 30,
                                      1999 (UNAUDITED)

INVESTMENT INCOME                            $ 158,770
Dividends

Interest                                      27,540

                                              186,310

Less foreign taxes withheld                   (18,625)

 TOTAL INCOME                                 167,685

EXPENSES

Management fee                   $ 104,277

Transfer agent fees               38,061

Distribution fees                 74,471

Accounting fees and expenses      30,268

Non-interested trustees'          45
compensation

Custodian fees and expenses       55,711

Registration fees                 31,945

Audit                             13,210

Legal                             53

 Total expenses before            348,041
reductions

 Expense reductions               (68,072)    279,969

NET INVESTMENT INCOME (LOSS)                  (112,284)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,498,708

 Foreign currency transactions    (6,132)     1,492,576

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            5,286,523

 Assets and liabilities in        2,626       5,289,149
foreign currencies

NET GAIN (LOSS)                               6,781,725

NET INCREASE (DECREASE) IN                   $ 6,669,441
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                              SIX MONTHS ENDED APRIL 30,  NOVEMBER 3, 1997
                              1999 (UNAUDITED)            (COMMENCEMENT OF OPERATIONS)
                                                          TO OCTOBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (112,284)                 $ (24,699)
income (loss)

 Net realized gain (loss)      1,492,576                   (2,722,092)

 Change in net unrealized      5,289,149                   723,160
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    6,669,441                   (2,023,631)
NET ASSETS RESULTING  FROM
OPERATIONS

Share transactions - net       4,565,991                   25,946,083
increase (decrease)

  TOTAL INCREASE (DECREASE)    11,235,432                  23,922,452
IN NET ASSETS

NET ASSETS

 Beginning of period           23,922,452                  -

 End of period (including     $ 35,157,884                $ 23,922,452
accumulated net investment
loss of $128,798 and
$16,514, respectively)



FINANCIAL HIGHLIGHTS - CLASS A
                                 SIX MONTHS ENDED APRIL 30, 1999  PERIOD ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.07                          $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                            .00

Net realized and unrealized       2.61                             .07 H
gain (loss)

Total from investment             2.58                             .07
operations

Net asset value, end of period   $ 12.65                          $ 10.07

TOTAL RETURN B, C                 25.62%                           .70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,398                          $ 860
(000 omitted)

Ratio of expenses to average      1.75% A, F                       2.06% A, F
net assets

Ratio of expenses to average      1.72% A, G                       2.06% A
net assets after  expense
reductions

Ratio of net investment           (.51)% A                         .03% A
income (loss) to average net
assets

Portfolio turnover                237% A                           199% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T
                                 SIX MONTHS ENDED APRIL 30, 1999  PERIOD ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.04                          $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                            (.03)

Net realized and unrealized       2.63                             .07 H
gain (loss)

Total from investment             2.59                             .04
operations

Net asset value, end of period   $ 12.63                          $ 10.04

TOTAL RETURN B, C                 25.80%                           .40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,160                         $ 12,117
(000 omitted)

Ratio of expenses to average      2.01% A, F                       2.31% A, F
net assets

Ratio of expenses to average      1.98% A, G                       2.31% A
net assets after  expense
reductions

Ratio of net investment           (.78)% A                         (.24)% A
income (loss) to average net
assets

Portfolio turnover                237% A                           199% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B
                                 SIX MONTHS ENDED APRIL 30, 1999  PERIOD ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.99                           $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                            (.07)

Net realized and unrealized       2.58                             .06 H
gain (loss)

Total from investment             2.51                             (.01)
operations

Net asset value, end of period   $ 12.50                          $ 9.99

TOTAL RETURN B, C                 25.13%                           (.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,417                          $ 4,047
(000 omitted)

Ratio of expenses to average      2.49% A, F                       2.81% A, F
net assets

Ratio of expenses to average      2.46% A, G                       2.81% A
net assets after  expense
reductions

Ratio of net investment           (1.28)% A                        (.70)% A
income (loss) to average net
assets

Portfolio turnover                237% A                           199% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C
                                 SIX MONTHS ENDED APRIL 30, 1999  PERIOD ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.98                           $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                            (.08)

Net realized and unrealized       2.59                             .06 H
gain (loss)

Total from investment             2.52                             (.02)
operations

Net asset value, end of period   $ 12.50                          $ 9.98

TOTAL RETURN B, C                 25.25%                           (.20)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,259                          $ 2,217
(000 omitted)

Ratio of expenses to average      2.50% A, F                       2.81% A, F
net assets

Ratio of expenses to average      2.46% A, G                       2.81% A
net assets after  expense
reductions

Ratio of net investment           (1.28)% A                        (.75)% A
income (loss) to average net
assets

Portfolio turnover                237% A                           199% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                 SIX MONTHS ENDED APRIL 30, 1999  PERIOD ENDED OCTOBER 31,

                                 (UNAUDITED)                      1998 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.09                          $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                            .04

Net realized and unrealized       2.66                             .05 H
gain (loss)

Total from investment             2.65                             .09
operations

Net asset value, end of period   $ 12.74                          $ 10.09

TOTAL RETURN B, C                 26.26%                           .90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,924                          $ 4,682
(000 omitted)

Ratio of expenses to average      1.48% A, F                       1.81% A, F
net assets

Ratio of expenses to average      1.45% A, G                       1.81% A
net assets after  expense
reductions

Ratio of net investment           (.25)% A                         .34% A
income (loss) to average net
assets

Portfolio turnover                237% A                           199% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor International Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $35,614,208 and $31,392,887, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,371      $ 143

CLASS T    36,815       2,078

CLASS B    23,274       17,530

CLASS C    13,011       11,025

          $ 74,471     $ 30,776

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,626      $ 1,603

CLASS T    17,580       3,241

CLASS B    5,377        5,377 *

CLASS C    1,835        1,835 *

          $ 28,418     $ 12,056

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 2,108   .39 *

CLASS T                 20,558   .28 *

CLASS B                 6,727    .29 *

CLASS C                 4,188    .33 *

INSTITUTIONAL CLASS     4,480    .17 *

                       $ 38,061

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.70%                    $ 3,056

CLASS T               1.95%                     33,040

CLASS B               2.45%                     11,231

CLASS C               2.45%                     6,652

INSTITUTIONAL CLASS   1.45%                     9,576

                                               $ 63,555

Effective December 1, 1998, Class A, Class T, Class B, Class C and Institutional Class expense limitations were changed from 2.00%, 2.25%, 2.75%, 2.75% and 1.75%; to 1.70%, 1.95%, 2.45%, 2.45% and 1.45%
of each class' average net assets, respectively.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $4,517 under this arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 19% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                                      DOLLARS

                            SIX MONTHS ENDED
                            APRIL 30,           YEAR ENDED OCTOBER 31,  SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31,

                            1999                1998A                   1999                        1998A



CLASS A Shares sold          41,207             103,525                $ 457,545                   $ 1,119,865

Shares redeemed              (16,054)           (18,125)                (177,532)                   (186,338)

Net increase (decrease)      25,153             85,400                 $ 280,013                   $ 933,527

CLASS T Shares sold          684,460            1,397,855              $ 7,783,928                 $ 15,422,063

Shares redeemed              (374,267)          (191,228)               (4,188,335)                 (1,955,961)

Net increase (decrease)      310,193            1,206,627              $ 3,595,593                 $ 13,466,102

CLASS B Shares sold          106,041            456,271                $ 1,176,693                 $ 5,032,634

Shares redeemed              (78,113)           (51,032)                (863,122)                   (570,862)

Net increase (decrease)      27,928             405,239                $ 313,571                   $ 4,461,772

CLASS C Shares sold          82,039             260,112                $ 923,890                   $ 2,832,954

Shares redeemed              (43,572)           (37,952)                (480,818)                   (392,926)

Net increase (decrease)      38,467             222,160                $ 443,072                   $ 2,440,028

INSTITUTIONAL CLASS Shares   483,582            464,227                $ 5,582,517                 $ 4,644,654
sold

Shares redeemed              (482,718)          -                       (5,648,775)                 -

Net increase (decrease)      864                464,227                $ (66,258)                  $ 4,644,654


A SHARE TRANSACTIONS FOR CLASS A, CLASS T, CLASS B, CLASS C, AND
INSTITUTIONAL CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor International Capital Appreciation Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended October 31, 1999. For the fiscal year ended October 31, 1998, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.






INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited, London,
England
Fidelity Investments Japan Limited, Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard Spillane, Jr., Vice President
Kevin McCarey, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

AICAPI-SANN-0599  77847
1.703430.101

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(2_FIDELITY_LOGOS)(registered trademark)